RELATED PARTIES - Key management compensation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTIES
Executive wages, salaries and benefits	$ 14,423,587	$ 12,294,012
Director allowances	1,966,080	1,838,400
Accrued benefits and payments during the fiscal year	284,165	397,122
Total	$ 16,673,832	$ 14,529,534